Label	Element	Value
MAI Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MAI Managed Volatility Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek to achieve its investment objective principally by (1) investing in a diversified portfolio of equity securities which MAI Capital Management, LLC (the “Adviser”) believes will pay above-average, sustainable, dividends, and (2) selling fully collateralized options. The Fund’s equity portfolio is designed by the Adviser to appreciate for long-term capital gains, and the Fund’s option overlay strategy is designed by the Adviser to generate gains, which are largely short-term capital gains. This strategy generally requires the Adviser to hold a substantial amount of the Fund’s assets in cash or cash equivalents, which may include U.S. Treasury securities, shares of money market funds and/or other short-term cash investments, which may pay interest that will contribute to Fund performance. The Fund may invest in fixed-income securities, which primarily will be investment grade, meaning that they are rated by a nationally recognized statistical rating organization (for example, Moody’s Investors Service or Standard & Poor’s) as Baa or BBB (or the equivalent) or better or that the Adviser has determined them to be of comparable quality.

Under normal market conditions, the Fund’s investments in domestic equity securities are primarily in companies with large- and mid-sized market capitalizations. The Adviser defines (1) companies with large market capitalizations as those companies with market capitalizations of $10 billion and over and (2) companies with mid-sized market capitalizations as those companies with market capitalizations of at least $2 billion but not more than $10 billion. Such domestic equity securities include common stock, convertible securities, preferred stock, warrants and sponsored and unsponsored American Depositary Receipts (“ADRs”). The Fund may also invest in domestic equity securities of companies with small market capitalizations (defined by the Adviser as those companies with market capitalizations of less than $2 billion).

The Adviser’s focus on large- and mid-cap total return-oriented stocks and a target equity weighting of 45-55% of total assets under normal circumstances may limit the Fund’s ability to fully participate in sharply rising stock markets. However, these factors, as well as the option premium generated by selling cash-secured puts and covered calls, are intended to provide significant downside protection in sharply falling markets. When price change, dividends and interest income are coupled with the premium generated from the option writing activity, the Adviser believes the Fund can pursue its objective with less downside deviation than traditional equity investment strategies by, in effect, managing volatility.

The Fund may use cash-secured index options to achieve the desired option exposure and address volatility under changing market conditions. The Fund may write put or call options on exchange-traded funds (“ETFs”) that seek to track the performance of an underlying index. In addition, the Fund may buy call options, or sell put options seeking to initiate positions and buy put index options that are designed to create a hedge for the Fund’s portfolio.

The Adviser uses a total return approach to select the Fund’s investments. The Adviser’s investment process consists of conducting proprietary fundamental research, analyzing company filings, communicating with company management and industry analysts and reviewing third-party research. Once an investment is made, the holding is continuously monitored to ensure that the initial rationale for investment remains. If it is determined that the initial reason for investment is no longer valid, the security’s price exceeds its target, or if other investments with a better risk-return profile  become available, the Adviser may sell the holding.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Adviser’s focus on large- and mid-cap total return-oriented stocks and a target equity weighting of 45-55% of total assets under normal circumstances may limit the Fund’s ability to fully participate in sharply rising stock markets.